Capital and Treasury Stock (Details Textual) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Capital Unit [Line Items]
Aggregate shares of Common Stock issued	3,119,843	3,119,843	3,119,843
Cash Dividend paid per share	$ 2.40	$ 2.25	$ 2.11